UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
July 1, 2015 to July 31, 2015

                          Commission File Number of issuing entity:  333-195774-02

Nissan Auto Lease Trust 2014-B
(Exact name of issuing entity as specified in its charter)

                          Commission File Number of depositor:  333-195774

Nissan Auto Leasing LLC II
(Exact name of depositor as specified in its charter)

Nissan Motor Acceptance Corporation
(Exact name of sponsor as specified in its charter)

Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-7122735
(I.R.S. Employer Identification No.)

                        c/o Wilmington Trust, National Association, Rodney Square North,
                        1100 North Market Street, Wilmington, Delaware
                       (Address of principal executive offices of the issuing entity)                         19890
                                                                   (Zip Code)

(302) 636-6194
(Telephone number, including area code)

N/A
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Asset Backed Notes, Class A-1	[__]	[__]	[_X_]	_________
Asset Backed Notes, Class A-2a	[__]	[__]	[_X_]	_________
Asset Backed Notes, Class A-2b	[__]	[__]	[_X_]	_________
Asset Backed Notes, Class A-3	[__]	[__]	[_X_]	_________
Asset Backed Notes, Class A-4	[__]	[__]	[_X_]	_________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ..X... No ......

PART I – DISTRIBUTION INFORMATION

Item 1.                      Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the receivables that comprise the assets of Nissan Auto Lease Trust 2014-B are set forth in the attached Monthly Servicer’s Report.

No assets securitized by Nissan Motor Acceptance Corporation (the “Securitizer”) and held by Nissan Auto Lease Trust 2014-B were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period from July 1, 2015 to July 31, 2015.  Please refer to the Form ABS-15G filed by the Securitizer on February 13, 2015 for additional information.  The CIK number of the Securitizer is 0001540639.

PART II – OTHER INFORMATION

Item 2.                      Legal Proceedings.

The Indenture Trustee, U.S. Bank National Association, has provided the information contained in the following three paragraphs for purposes of compliance with Regulation AB.
Since 2014 various plaintiffs or groups of plaintiffs, primarily investors, have filed claims against U.S. Bank National Association (“U.S. Bank”), in its capacity as trustee or successor trustee (as the case may be) under certain residential mortgage backed securities ("RMBS") trusts.  The plaintiffs or plaintiff groups have filed substantially similar complaints against other RMBS trustees, including Deutsche Bank, Citibank, HSBC, Bank of New York Mellon and Wells Fargo.  The complaints against U.S. Bank allege the trustee caused losses to investors as a result of alleged failures by the sponsors, mortgage loan sellers and servicers for these RMBS trusts and assert causes of action based upon the trustee's purported failure to enforce repurchase obligations of mortgage loan sellers for alleged breaches of representations and warranties concerning loan quality.  The complaints also assert that the trustee failed to notify securityholders of purported events of default allegedly caused by breaches of servicing standards by mortgage loan servicers and that the trustee purportedly failed to abide by a heightened standard of care following alleged events of default.

Currently U.S. Bank is a defendant in multiple actions alleging individual or class action claims against the trustee with respect to multiple trusts as described above with the most substantial case being:  BlackRock Balanced Capital Portfolio et al v. U.S. Bank National Association, No. 605204/2015 (N.Y. Sup. Ct.) (class action alleging claims with respect to approximately 794 trusts) and its companion case BlackRock Core Bond Portfolio et al v. U.S Bank National Association, No. 14-cv-9401 (S.D.N.Y.).  Some of the trusts implicated in the aforementioned Blackrock cases, as well as other trusts, are involved in actions brought by separate groups of plaintiffs related to no more than 100 trusts per case.

There can be no assurance as to the outcome of any of the litigation, or the possible impact of these litigations on the trustee or the RMBS trusts. However, U.S. Bank denies liability and believes that it has performed its obligations under the RMBS trusts in good faith, that its actions were not the cause of losses to investors and that it has meritorious defenses, and it intends to contest the plaintiffs’ claims vigorously.

Item 9.                      Exhibits.

(a)	Monthly Servicer’s Report for the month of July 2015 – Nissan Auto Lease Trust 2014-B.

(b)	Exhibits:	99.1 Monthly Servicer’s Report for the month of July 2015 – Nissan Auto Lease Trust 2014-B.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

NISSAN AUTO LEASING LLC II (Depositor)
Date: August 27, 2015	/s/ Riley A. McAndrews Riley A. McAndrews, Assistant Treasurer

EXHIBIT INDEX

Exhibit No.	Description

99.1	Monthly Servicer’s Report for the month of July 2015 – Nissan Auto Lease Trust 2014-B.